Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Property and Equipment, Net [Line Items]
Depreciation expense	$ 303,732	$ 698,731	$ 705,692
Accumulated depreciation transferred	146,305	37,195	1,537
Currency translation	21,937	79,973	11,640
Loss on disposal of property and equipment	(2,598)	10,065	(84,372)
Loss on disposal and write-off of property and equipment	574
Impairment loss of property and equipment	$ 515,892
Industrial and Commercial Bank of China [Member]
Property and Equipment, Net [Line Items]
Debt Instrument, Collateral	the building owned by the Group, for which the carrying value was $2,392,509, was pledged as collateral to secure long-term bank loans dated November 24, 2023 and November 27, 2023 borrowed from Industrial and Commercial Bank of China (Note 12).
Industrial and Commercial Bank of China [Member] | Asset Pledged as Collateral [Member]
Property and Equipment, Net [Line Items]
Carrying value	$ 2,392,509